Income Taxes (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal		$ 2,594	$ 2,803	$ 3,065
State		464	511	555
Total current income tax provision		3,058	3,314	3,620
Deferred:
Federal		(1,435)	5	(180)
State		14	(2)	(54)
Total deferred income tax provision		(1,421)	3	(234)
Total		$ 1,637	$ 3,317	$ 3,386
Reconciliation of the statutory income tax rate to the Company's effective income tax rate
Statutory income tax rate	21.00%	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit		4.10%	4.10%	4.00%
Provisional effect of the Tax Cuts and Jobs Act		(18.30%)
Other		(1.00%)	(0.70%)	0.30%
Effective income tax rate		19.80%	38.40%	39.30%
Deferred tax assets:
Lease and rents		$ 291	$ 375
Inventory		31	57
Employee benefits		246	400
Allowance for doubtful accounts		187	301
Retirement benefits		40	65
Net operating loss and capital loss carryforwards		101	125
Deferred income		93	144
Other		18	336
Valuation allowance		(77)	(135)
Total deferred tax assets		930	1,668
Deferred tax liabilities:
Depreciation and amortization		(3,926)	(5,882)
Total deferred tax liabilities		(3,926)	(5,882)
Net deferred tax liabilities		(2,996)	(4,214)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning balance	$ 344	307	338	$ 188
Additions based on tax positions related to the current year		62	68	57
Additions based on tax positions related to prior years		32	70	122
Reductions for tax positions of prior years		(28)	(100)	(11)
Expiration of statutes of limitation		(10)	(22)	(13)
Settlements		(19)	(47)	(5)
Ending balance		344	307	338
Interest recognized related to unrecognized tax benefits		11	10	$ 5
Accrued interest and penalties related to unrecognized tax benefits		34	$ 30
Unrecognized tax benefits that would impact effective tax rate		$ 317